Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Earnings per Share

	2022	2021	2020
Profit from operations attributable to equity holders of the Group	108,138	130,669	412
Weighted average number of shares in issue (thousands)	110,079	115,148	117,453
Basic earnings per share	0.982	1.135	0.003

	2022	2021	2020
Profit from operations attributable to equity holders of the Group	108,138	130,669	412
Weighted average number of shares in issue (thousands)	110,079	115,148	117,453
Adjustments for:
- Employee share options and restricted units (thousands)	361	466	261
Weighted average number of shares for diluted earnings per share (thousands)	110,440	115,614	117,714
Diluted earnings per share	0.979	1.130	0.003